Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($) (1)(2)(3)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($) (2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($) (in millions)	Adjusted Direct Operating Loss ($) (in millions) (5)
2022	5,126,730	(3,084,498)	5,231,713	1,612,584	0.92	68.77	(298)	(174)
2021	5,784,695	(25,109,556)	9,760,351	(5,961,079)	11.48	113.16	(521)	(423)
2020	3,856,128	24,262,979	2,153,443	18,575,162	58.19	136.09	(363)	(237)

Company Selected Measure Name	Adjusted Operating Loss
Named Executive Officers, Footnote [Text Block]	Our Chief Executive Officer for the year ended December 31, 2020, December 31, 2021 and December 31, 2022 is Mr. Timm. The named executive officers other than our CEO for the year ended December 31, 2020, were Messrs. Rosenthal and Manges, our former Chief Technology Officer and co-founder. The named executive officers other than our CEO for the year ended December 31, 2021 were Messrs. Rosenthal, Shah, Kundu, our former Chief Technology Officer, and Manges. The named executive officers other than our CEO for the year ended December 31, 2022 were Messrs. Bateman, Bonakdarpour, Rosenthal, and Shah.
Peer Group Issuers, Footnote [Text Block]	Our peer group includes Trupanion Inc., Kinsale Capital Group Inc., Lemonade Inc., Goosehead Insurance Inc., Palomar Holdings Inc. and Kemper Corp, which are the issuers included in the peer group depicted in our performance graph.
PEO Total Compensation Amount	$ 5,126,730	$ 5,784,695	$ 3,856,128
PEO Actually Paid Compensation Amount	$ (3,084,498)	(25,109,556)	24,262,979
Adjustment To PEO Compensation, Footnote [Text Block]	“Compensation actually paid” to the CEO and average “compensation actually paid” to the non-CEO named executive officers includes the amounts set forth in the “2022 Summary Compensation Table” total columns above (or in prior years’ Summary Compensation Tables), adjusted as set forth in the table below, as determined by Item 402(v) of Regulation S-K. Stock option grant date fair values are determined based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values based on the Black-Scholes option pricing model as of the measurement dates as described in the table below. RSU grant date fair values are determined using the stock price on the date of grant. Adjustments have been made using the stock price as of the measurement dates as described in the table below.

CEO	2022 ($)	2021 ($)	2020 ($)
-SCT “Stock Awards” Column Value	(2,177,395)	(5,066,228)	—
-SCT “Option Awards” Column Value	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	276,395	1,539,689	—
+/-year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year end	(5,137,824)	(24,692,246)	19,194,250
+vesting date fair value of equity awards granted and vested as of the covered year end	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(1,172,404)	(2,675,466)	1,212,601
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
+dividends or earnings paid on equity awards in the covered year	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	(8,211,228)	(30,894,251)	20,406,851

Average of Non-CEO Named Executive Officers	2022 ($)	2021 ($)	2020 ($)
-SCT “Stock Awards” Column Value	(2,630,288)	(8,996,668)	—
-SCT “Option Awards” Column Value	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	389,979	938,417	—
+/-year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year end	(389,707)	(1,181,515)	12,047,171
+vesting date fair value of equity awards granted and vested as of the covered year end	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(211,992)	(419,568)	4,374,548
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	(771,122)	(6,062,096)	—
+dividends or earnings paid on equity awards in the covered year	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	(3,619,130)	(15,721,430)	16,421,719

Non-PEO NEO Average Total Compensation Amount	$ 5,231,713	9,760,351	2,153,443
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,612,584	(5,961,079)	18,575,162
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	“Compensation actually paid” to the CEO and average “compensation actually paid” to the non-CEO named executive officers includes the amounts set forth in the “2022 Summary Compensation Table” total columns above (or in prior years’ Summary Compensation Tables), adjusted as set forth in the table below, as determined by Item 402(v) of Regulation S-K. Stock option grant date fair values are determined based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values based on the Black-Scholes option pricing model as of the measurement dates as described in the table below. RSU grant date fair values are determined using the stock price on the date of grant. Adjustments have been made using the stock price as of the measurement dates as described in the table below.

CEO	2022 ($)	2021 ($)	2020 ($)
-SCT “Stock Awards” Column Value	(2,177,395)	(5,066,228)	—
-SCT “Option Awards” Column Value	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	276,395	1,539,689	—
+/-year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year end	(5,137,824)	(24,692,246)	19,194,250
+vesting date fair value of equity awards granted and vested as of the covered year end	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(1,172,404)	(2,675,466)	1,212,601
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
+dividends or earnings paid on equity awards in the covered year	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	(8,211,228)	(30,894,251)	20,406,851

Average of Non-CEO Named Executive Officers	2022 ($)	2021 ($)	2020 ($)
-SCT “Stock Awards” Column Value	(2,630,288)	(8,996,668)	—
-SCT “Option Awards” Column Value	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	389,979	938,417	—
+/-year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year end	(389,707)	(1,181,515)	12,047,171
+vesting date fair value of equity awards granted and vested as of the covered year end	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(211,992)	(419,568)	4,374,548
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	(771,122)	(6,062,096)	—
+dividends or earnings paid on equity awards in the covered year	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	(3,619,130)	(15,721,430)	16,421,719

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Stockholder Return (“TSR”) is intended to reflect the change in value of a $100 investment made on December 31, 2019. Cumulative TSR as reflected below is measured from our initial public offering (“IPO”) in October 2020 through December 31, 2022, while the compensation noted is for the full period between December 31, 2019 and December 31, 2022. The chart below demonstrates the relationship between Root’s TSR and compensation actually paid (or “CAP”) to Mr. Timm and our other applicable named executive officers.

Compensation Actually Paid vs. Net Income [Text Block]
The compensation actually paid to Mr. Timm and our other named executive officers generally correlated with our net loss over the period January 1, 2020 through December 31, 2022 as demonstrated in the chart below.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The compensation actually paid to Mr. Timm and our other named executive officers generally correlated with our Adjusted Direct Operating Loss over the period January 1, 2020 through December 31, 2022 as demonstrated in the chart below.

Total Shareholder Return Vs Peer Group [Text Block]	After our IPO in October 2020, Root’s TSR declined in 2021 and declined at a lower rate in 2022 than our Peer Group TSR as demonstrated in the chart below.
Tabular List [Table Text Block]
The following list provides the performance measures that we believe represent the most important measures we used to link compensation actually paid to our named executive officers for fiscal year 2022 to our performance:

Performance Measures:
Adjusted Operating Loss	Operating income measures how well we manage our expenses and remain disciplined on investment and capital allocation. It is the best overall measure of total company performance.
Embedded Platform Eligible Attach Rate	Embedded platform eligible attach rate measures the success of our embedded platform technology and marketability which lays the foundation for further future embedded partnerships.
Accident Period Loss Ratio	We view accident period gross loss ratio as the best measure of the impact of pricing and underwriting actions.

Total Shareholder Return Amount	$ 0.92	11.48	58.19
Peer Group Total Shareholder Return Amount	68.77	113.16	136.09
Net Income (Loss)	$ (298,000,000)	$ (521,000,000)	$ (363,000,000)
Company Selected Measure Amount	(174,000,000)	(423,000,000)	(237,000,000)
PEO Name	Mr. Timm
Additional 402(v) Disclosure [Text Block]	As disclosed in the Summary Compensation Table (“SCT”) above.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Loss
Non-GAAP Measure Description [Text Block]	“Adjusted Operating Loss” as defined in the “Compensation Discussion and Analysis—2022 Annual Cash Incentive Performance Award Measures” section above.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Embedded Platform Eligible Attach Rate
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Accident Period Loss Ratio
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,211,228)	$ (30,894,251)	$ 20,406,851
PEO [Member] | Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,177,395)	(5,066,228)	0
PEO [Member] | Equity Awards Reported Value, Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,395	1,539,689	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,137,824)	(24,692,246)	19,194,250
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,172,404)	(2,675,466)	1,212,601
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,619,130)	(15,721,430)	16,421,719
Non-PEO NEO [Member] | Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,630,288)	(8,996,668)	0
Non-PEO NEO [Member] | Equity Awards Reported Value, Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	389,979	938,417	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(389,707)	(1,181,515)	12,047,171
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(211,992)	(419,568)	4,374,548
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(771,122)	(6,062,096)	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0